Interest, Net (Computation Of Capitalized Interest) (Details) - USD ($) $ in Millions		12 Months Ended
		May. 31, 2015	May. 25, 2014	May. 26, 2013
Debt Instruments [Line Items]
Interest paid, net of amounts capitalized	[1]	$ 142.8	$ 117.5	$ 112.6
Long-term Debt
Debt Instruments [Line Items]
Interest paid, net of amounts capitalized	[1]	$ 44.0

[1]	Interest paid in fiscal 2015 includes approximately $44.0 million of payments associated with the retirement of long-term debt. See Note 9 - Debt.